Equity - Schedule of Stock Option Activities (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Abstract]
Amount of options, Outstanding Ending balance	1,945,500	1,668,000
Weighted average exercise, Outstanding Ending balance	$ 24.52	$ 24.96
Weighted average remaining contractual life (in years), Outstanding Ending balance	3 years 8 months 15 days	3 years 1 month 9 days
Aggregate intrinsic value, Outstanding Ending balance	$ 9,118	$ 4,977
Amount of options, Vested and expected to vest		1,668,000
Weighted average exercise, Vested and expected to vest		$ 24.96
Weighted average remaining contractual life (in years), Vested		3 years 1 month 9 days
Aggregate intrinsic value, Vested		$ 4,977
Amount of options, Exercisable		834,900
Weighted average exercise, Exercisable		$ 25.07
Weighted average remaining contractual life (in years), Exercisable		2 years 8 months 1 day
Aggregate intrinsic value, Exercisable		$ 2,339
Amount of options, Granted		145,000
Weighted-Average Exercise Price, Granted		$ 30.83
Amount of options, Exercised		(123,785)
Weighted average exercise, Exercised		$ 18.73
Amount of options, Expired and forfeited		(298,715)
Weighted average exercise, Expired and forfeited		$ 24.03